Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense

The following table sets forth current and deferred portion of income tax expense of the Group:

For the years ended December 31,
	2025	2024	2023
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	—	—
Total income tax expense	$—	$—	$—

Schedule of Loss Before Provision for Income Tax

Loss before provision for income tax were attributable to the following geographic locations:

	For the years ended December 31,
	2025	2024	2023
Mainland China	$30,345	$38,651	$84,911
Dubai	10,915	33,370	77,134
United States	126,307	100,705	104,650
Total loss before income tax expenses	$167,567	$172,726	$266,695

Schedule of Reconciliation Statutory Income Tax Rate

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the years ended December 31,
	2025	2024	2023
Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Tax effect of non-deductible items	—	—	(0.1)%
Tax effect of undeclared expenses(i)	—	(5.2)%	(2.9)%
Tax effect of fair value change of convertible notes	(0.4)%	—	—
Tax effect of share-based compensation	(17.5)%	—	—
Tax effect of income tax rate differences in jurisdictions other than the PRC	(2.6)%	(2.7)%	(4.4)%
Tax effect of net operating loss not applicable to carryforwards	(0.3)%	7.5%	(6.1)%
Change in valuation allowance	(4.2)%	(24.6)%	(11.5)%
Effective tax rate	—	—	—

(i)      The undeclared expenses mainly represent accrued financial expenses associated with PIPE escrow accounts. These are related expenses for which the Group will not include in the tax return, thereby giving rise to a permanent difference.

Schedule of Deferred Tax Assets

As of December 31, 2025 and 2024, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$39,608	$36,748
State net operating loss carried forwards for US entity	718	586
Accrued expenses	652	468
Impairment loss	12,167	13,376
Allowance for expected credit loss	30,512	24,273
Impairment on investments	3,980	3,980
Inventory write-down	4,277	4,249
Lawsuit provision	6,346	5,509
Property and equipment	799	788
Total deferred tax assets	99,059	89,977
Less: valuation allowance	(99,059)	(89,977)
Deferred tax assets, net of valuation allowance	$—	$—

Roll forward of valuation allowance
Balance at the beginning of the year	$89,977	48,363
Allowance made during the year	6,978	42,532
Effect of exchange rate differences	2,104	(918)
Balance at the end of the year	$99,059	89,977

Schedule of Operating Loss Carry Forward	As of December 31, 2025, the net operating loss carry forward from Mainland China will expire, if unused, as follows:
	Net operating loss carry forward due by schedule
	2026	2027	2028	2029	2030	Total
Net operating loss carry forward	2,639	24,336	39,416	76,836	6,006	149,233